Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings	¥ 86,608	¥ 52,018
Notes Payable to Banks
Short-term Debt [Line Items]
Short-term borrowings	59,608	52,018
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings	¥ 27,000